CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, GCT Semiconductor - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2004	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2016	Dec. 31, 2012
Schedule of Investments [Line Items]
Percentage of outstanding common shares		0.12%
Fair value of equity securities		$ 85	$ 165
Maximum
Schedule of Investments [Line Items]
Short term investments maturity term		1 year
Minimum
Schedule of Investments [Line Items]
Short term investments maturity term		3 months
GCT Semiconductor, Inc.
Schedule of Investments [Line Items]
Payments to acquire investments	$ 3,000
Ownership interest (as a percent)	0.2965%
Investment impairment				$ 800	$ 2,100
Carrying amount of the investment				$ 0
Fair value of equity securities		$ 100	200
Changes in fair value gain			$ 200
Changes in fair value loss		$ 100